Investment in equity investees (Tables)	12 Months Ended
Dec. 31, 2014
Investment in equity investees
Schedule of investment activity in equity investees

Cost method
RMB

Balance at December 31, 2012	2,840
Additions	34,502
Disposals and transfers	(840)
Balance at December 31, 2013	36,502
Additions	552,493
Foreign currency translation adjustments	(2,036)
Balance at December 31, 2014	586,959